Subsequent events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent events
Subsequent events
On January 2, 2015, under the terms of a long-term customer contract the Company completed the buyout of certain contract-specific equipment leases, the sale of contract-specific assets, and the assignment of other contract-specific equipment leases to the customer and received net proceeds of $36,347. Additionally, the Company completed the reconciliation of financial amounts related to the wind-up of this long-term contract, resulting in an immaterial out-of-period expense being recorded in the current year.